INVENTORIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2011	2010

Raw materials	$2,637	$2,002
Work in process	24	46
Finished goods	1,806	1,691

	$4,467	$3,739